Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities
	December 31,
	2019	2018

Accounts payable	$102,779	$121,493
Accrued interest	207,284	143,024
Accrued liabilities - other	39,503	14,510

	$349,566	$279,027